Contingent Liabilities, Commitments and Concessions (Power Purchase Agreement, Gas Supply) (Narrative) (Details) ₪ in Thousands, $ in Thousands								1 Months Ended										12 Months Ended																25 Months Ended
	Jan. 08, 2018 ₪ / MWh	Dec. 06, 2017 USD ($)	Apr. 06, 2017 USD ($) MW	Apr. 05, 2017 m²	Sep. 13, 2015	Aug. 10, 2015	Nov. 25, 2012 CubicMeter	Dec. 31, 2016 ₪ / MWh	Oct. 31, 2016	Aug. 31, 2016 USD ($)	Aug. 31, 2016 ILS (₪)	Jun. 27, 2016 USD ($)	Feb. 28, 2016 USD ($)	Feb. 28, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Feb. 28, 2015	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($) ₪ / MWh		Dec. 31, 2015 USD ($)		Jun. 30, 2015 USD ($)	Jun. 30, 2015 ILS (₪)	Dec. 31, 2017 ILS (₪)	Jul. 20, 2017 MW	Nov. 30, 2016 ₪ / MWh	Jan. 21, 2016 USD ($)	Jul. 31, 2013 MW
Disclosure of contingent liabilities in business combination [line items]
Tariffs published by EA | MW																																					333.2
Payment to IEC in satisfaction of service charges																												$ (568,364)		$ 22,835		$ (29,800)
Adjusted system management cost provision allocated to cost of sales																												267,136		251,666	[1],[2]	244,816	[1],[2]
Increase in payments																												227,601		$ 280,955		$ 515,838
Purchase price																												$ (3,280)
Nominal annual Interest rate																												8.00%								8.00%
Bottom of range [member]
Disclosure of contingent liabilities in business combination [line items]
Tariffs published by EA | MW																																								333.2
Top of range [Member]
Disclosure of contingent liabilities in business combination [line items]
Tariffs published by EA | MW																																								386
OPC Hadera, Israel [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement						OPC Hadera will supply steam and electricity during the period commencing upon COD of the power plant and for a period of 18 years thereafter.
OPC Hadera, Israel [Member] | Gas Sale and Purchase Agreement (GSPA) [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement																												The GSPA will terminate upon the earlier of 15 years following the commencement of supply from the Tamar reservoir (April 2013) or until the date of consuming the total contract quantity (118,000,000 MMBTU).	The GSPA will terminate upon the earlier of 15 years following the commencement of supply from the Tamar reservoir (April 2013) or until the date of consuming the total contract quantity (118,000,000 MMBTU).
Bank guarantee in favour of Tamar Partners																												$ 6,000
OPC Hadera, Israel [Member] | Additional GSPA [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement																												The additional GSPA will terminate upon the earlier of 15 years following the completion of the commissioning of the power plant (which shall be concluded by no later than March 31, 2019) or until the date of consuming the total contract quantity (68,000,000 MMBTU, which shall be adjusted if and when the additional GSPA were to become on a firm supply basis). In addition, both parties have an option to extend the term of the additional GSPA by up to three years in the event the total contract quantity was not yet consumed by the end of the additional GSPA term.	The additional GSPA will terminate upon the earlier of 15 years following the completion of the commissioning of the power plant (which shall be concluded by no later than March 31, 2019) or until the date of consuming the total contract quantity (68,000,000 MMBTU, which shall be adjusted if and when the additional GSPA were to become on a firm supply basis). In addition, both parties have an option to extend the term of the additional GSPA by up to three years in the event the total contract quantity was not yet consumed by the end of the additional GSPA term.
OPC Hadera, Israel [Member] | PPA with end users [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement						10 years
OPC Hadera, Israel [Member] | NIS [Member] | Gas Sale and Purchase Agreement (GSPA) [Member]
Disclosure of contingent liabilities in business combination [line items]
Bank guarantee in favour of Tamar Partners | ₪																																				₪ 21,000
OPC-Rotem [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement																												10 years	10 years
Reduction in generation component tariff					5.00%			5.00%									10.00%											0.50%	0.50%
Initially proposed tariff reduction									8.00%
Tariffs published by EA | ₪ / MWh								264																						264								265.2
Effective increase in tariffs																												2.00%	2.00%
System management service charges															$ 41,600																			$ 41,000
Payment to IEC in satisfaction of service charges													$ 40,000
Change in system management service charges										2.50%	2.50%
Adjusted system management cost provision allocated to cost of sales										$ 768
OPC-Rotem [Member] | 2018 Tariff Update [Member]
Disclosure of contingent liabilities in business combination [line items]
Effective increase in tariffs	6.70%
OPC-Rotem [Member] | 2018 Tariff Update [Member] | Bottom of range [member]
Disclosure of contingent liabilities in business combination [line items]
Tariffs published by EA | ₪ / MWh	265
OPC-Rotem [Member] | 2018 Tariff Update [Member] | Top of range [Member]
Disclosure of contingent liabilities in business combination [line items]
Tariffs published by EA | ₪ / MWh	281.6
OPC-Rotem [Member] | NIS [Member]
Disclosure of contingent liabilities in business combination [line items]
System management service charges | ₪																₪ 162,600																			₪ 159,000
Payment to IEC in satisfaction of service charges | ₪														₪ 154,000
Adjusted system management cost provision allocated to cost of sales | ₪											₪ 3,000
OPC-Rotem [Member] | Israel Electric Company (IEC) [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement																												OPC signed a 20 year power purchase agreement (“the PPA”) with Israel Electric Company Ltd. (“IEC”) to purchase capacity and energy from OPC over a period of twenty (20) years from the commencement date of commercial operation (“COD”) of the plant.	OPC signed a 20 year power purchase agreement (“the PPA”) with Israel Electric Company Ltd. (“IEC”) to purchase capacity and energy from OPC over a period of twenty (20) years from the commencement date of commercial operation (“COD”) of the plant.
OPC-Rotem [Member] | Noble Energy Mediterranean Ltd. [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement							The agreement shall terminate upon the earlier of: June 2029 or until OPC Rotem has consumed the entire contractual quantity.
Cubic meters to be provided in total | CubicMeter							10,600,000,000
OPC Hadera, Israel [Member] | Israel Natural Gas Lines Ltd. [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement																												16 years from an agreed upon "start date" with an option for extension.	16 years from an agreed upon "start date" with an option for extension.
Bank guarantee in favour of Tamar Partners																												$ 85
OPC Hadera, Israel [Member] | Israel Natural Gas Lines Ltd. [Member] | CPI-linked corporate guarantee [Member]
Disclosure of contingent liabilities in business combination [line items]
Bank guarantee in favour of Tamar Partners																												1,000
OPC Hadera, Israel [Member] | Israel Natural Gas Lines Ltd. [Member] | NIS [Member]
Disclosure of contingent liabilities in business combination [line items]
Bank guarantee in favour of Tamar Partners | ₪																																				296
OPC Hadera, Israel [Member] | Israel Natural Gas Lines Ltd. [Member] | NIS [Member] | CPI-linked corporate guarantee [Member]
Disclosure of contingent liabilities in business combination [line items]
Bank guarantee in favour of Tamar Partners | ₪																																				₪ 4,000
OPC Hadera, Israel [Member] | SerIDOM Servicios Integrados IDOM [Member]
Disclosure of contingent liabilities in business combination [line items]
Cost of contract for power plant																																							$ 156,000
OPC Hadera, Israel [Member] | General Electric International and GE Global Parts [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement												25 years from the date of signing the Service Agreement.
Cost of contract for power plant												$ 42,000
OPC Energy Ltd., Israel [Member] | Option agreement with Hadera Paper [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement				lease period will be 25 years less one month
Area of lease | m²				68,000
Option expiration period				December 31, 2022
Option divided period				The option period is divided into three periods
Option fees payable																												$ 144
OPC Energy Ltd., Israel [Member] | Option agreement with Hadera Paper [Member] | Tranche 1 [Member]
Disclosure of contingent liabilities in business combination [line items]
Option fees payable																		$ 865		$ 865		$ 865		$ 865		$ 433
OPC Energy Ltd., Israel [Member] | Option agreement with Hadera Paper [Member] | NIS [Member]
Disclosure of contingent liabilities in business combination [line items]
Option fees payable | ₪																													₪ 500
OPC Energy Ltd., Israel [Member] | Option agreement with Hadera Paper [Member] | NIS [Member] | Tranche 1 [Member]
Disclosure of contingent liabilities in business combination [line items]
Option fees payable | ₪																			₪ 3,000		₪ 3,000		₪ 3,000		₪ 3,000		₪ 1,500
OPC Energy Ltd., Israel [Member] | Zomet Energy Ltd [Member]
Disclosure of contingent liabilities in business combination [line items]
Megawatts of availability under agreement | MW			396
Percentage of shares acquired			95.00%
Total transaction consideration			$ 24,000
OPC Energy Ltd., Israel [Member] | Ipswich Holdings Netherlands B.V. [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of shares acquired			47.50%
OPC Energy Ltd., Israel [Member] | Rapac Energy Ltd. [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of shares acquired			47.50%
OPC Rotem and OPC Hadera [Member] | Energean agreement [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of the agreement		The agreements are valid for 15 years from the date the agreement comes into effect or until completion of the supply of the total contractual quantity from Energean to each of the subsidiaries (OPC Rotem and OPC Hadera ). According to each of the agreements, if after the elapse of 14 years from the date the agreement comes into effect, the contracting company did not take an amount equal to 90% of the total contractual quantity, subject to advance notice, each party may extend the agreement for an additional period which will begin at the end of 15 years from the date the agreement comes into effect until the earlier of: (1) completion of consumption of the total contractual quantity; or (2) at the end of 18 years from the date the agreement comes into effect.
Total financial volume of agreements		$ 1,300,000
Inkia Energy Limited [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of shares acquired																												25.00%								25.00%
Purchase price																												$ 175,000
Nominal annual Interest rate																												8.00%								8.00%
Deferred Payment Agreement																												$ 175,000
Period of purchase price																												four-year	four-year
Period of corporate guarantee																												three-year	three-year

[1]	Restated (See note 2.E and 28)
[2]	Restated (See note 2.E)